Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
1.	Summary of Significant Accounting Policies

Principles of Consolidation

ESB Financial Corporation (the Company) is a publicly traded Pennsylvania thrift holding company. The consolidated financial statements include the accounts of the Company and its direct and indirect wholly owned subsidiaries, ESB Bank (ESB or the Bank), THF, Inc. (THF), AMSCO, Inc. (AMSCO) and ESB Financial Services, Inc. ESB is a Pennsylvania chartered Federal Deposit Insurance Corporation (FDIC) insured stock savings bank.

AMSCO is engaged in real estate development and construction of 1-4 family residential units independently or in conjunction with its joint ventures. The Bank has provided all development and construction financing. The joint ventures which are 51% owned or greater by AMSCO have been included in the consolidated financial statements and are reflected within other noninterest income or expense. The Bank’s loans to AMSCO and related interest have been eliminated in consolidation.

In addition to the elimination of the loans and interest to the joint ventures described above, all other significant intercompany transactions and balances have been eliminated in consolidation.

Basis of Presentation

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make some estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Certain amounts previously reported have been reclassified to conform to the current year financial statement presentation. The reclassification had no effect on net income.

Operating Segments

An operating segment is defined as a component of an enterprise that engages in business activities that generate revenue and incur expense, the operating results of which are reviewed by management and for which discrete financial information is available. The Company conducts business through 23 full service banking branches, one loan production office and its various other subsidiaries. Loans and deposits are primarily generated from the areas where banking branches are located. The Company derives its income predominantly from interest on loans and securities and to a lesser extent, noninterest income. The Company’s principal expenses are interest paid on deposits and borrowed funds and normal operating costs. The Company’s operations are principally in the savings and loan industry. Consistent with internal reporting, the Company’s operations are reported in one operating segment, which is community banking.

Cash Equivalents

Cash equivalents include cash on hand and in banks, interest-earning deposits with original maturities of 120 days or less and federal funds sold. The Board of Governors of the Federal Reserve imposes certain reserve requirements on all depository institutions. These reserves are maintained in the form of vault cash or as a noninterest bearing balance with the Federal Reserve Bank. Required reserves at the Federal Reserve Bank averaged $589,000 and $1.0 million during the year 2013 and 2012, respectively.

Securities Available for Sale and Held for Maturity

Securities include investments primarily in bonds, notes and to a lesser extent equity securities and are classified as either available for sale or held to maturity at the time of purchase based on management’s intent. Such intent includes consideration of the interest rate environment, prepayment risk, credit risk, maturity and repricing characteristics, liquidity considerations, investment and asset/liability management policies and other pertinent factors. Unrealized holding gains and losses, net of applicable income taxes, on available for sale securities are reported as accumulated other comprehensive income (AOCI) until realized. Gains and losses on the sale of securities are determined using the specific identification method and are included in operations in the period sold.

Management monitors all of the Company’s securities for other than temporary impairment (OTTI) on a quarterly basis and determines whether any impairment should be recorded. For a security to be considered OTTI, its characteristics would have to consist of an accumulation of these factors:

•	Fair value is significantly below cost

•	Decline in fair value is attributable to specific adverse conditions affecting a particular investment, specific conditions in an industry or geographic area

•	Management does not possess both the intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in fair value

•	The decline in fair value has existed for an extended period of time

•	Debt security has been downgraded by a rating agency

•	Rating differences

•	Financial condition of the issuer has deteriorated and the issuer has reduced or eliminated scheduled dividends or interest payments

•	SEC filings – disclosures that would indicate an inability by the issuer to satisfy their obligations

•	Audits – the Company will review the issuer’s audits to determine if they have received going concern audit opinions

•	Other debt of the issuers – the Company will review the market prices of other debt of the issuer to determine if the market loss of an issue is related to credit or interest rate risk

Management will more closely evaluate the securities that have unrealized losses of 15% or more. If management determines that the declines in value of the security are not temporary, or if management does not have the ability to hold the security until maturity, which is the case with equity securities, then management will record impairment on the security. For equity securities, typically the amount of impairment is the difference between the security’s book value and current fair value determined by independent market pricing. For debt securities evaluated for impairment, management will determine what portion of the unrealized valuation loss is attributed to projected or known loss of principal, and what portion is attributed to market pricing not reflective of the true value of the security, based on current cash flow analysis. Management will generally record impairment equivalent to the projected or known loss of principal, known as the credit loss. The other portion of the fair value loss is attributed to market factors and it is management’s opinion that these fair value losses are temporary and not permanent. All impairment is recorded as a loss on securities and is included in the Company’s consolidated statements of operations.

Yields and carrying values for certain mortgage-backed securities are subject to normal interest rate and prepayment risks. Premiums and discounts on securities are recognized in interest income using the interest method over the period to maturity.

Loans Receivable

Loans receivable, for which management has the intent and the Company has the ability to hold for the foreseeable future or until maturity or payoff, are reported at their outstanding unpaid principal balances reduced by any charge-offs and net of any deferred fees or costs on loans originated, unamortized premiums or discounts on loans purchased and the allowance for loan losses.

Interest income on loans is accrued and credited to operations as earned. Interest income is not accrued for loans delinquent 90 days or greater. Interest on impaired loans is discontinued when, in management’s opinion, the borrower may be unable to meet contractual payments. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest receipts on nonaccrual and impaired loans are recognized as interest revenue or applied to principal when management believes the ultimate collectibility of principal is in doubt.

The Company maintains records of the full amount of interest that is owed by the borrowers. A non-accrual loan will generally be placed back on accrual status only when the delinquency is less than 90 days.

Discounts and premiums on purchased loans are recognized in interest income using the interest method over the remaining period to contractual maturity, adjusted for prepayments. Loan origination fees and certain direct origination costs are capitalized and recognized as an adjustment to the yield of the related loan over the loan’s period to maturity. Loans originated and intended for sale are carried at the lower of cost or fair value in the aggregate.

Impaired loans are commercial, multi-family, residential real estate construction and commercial real estate loans for which it is probable the Company will not be able to collect all amounts due according to the contractual terms of the loan agreement. The Company individually evaluates such loans for impairment and does not aggregate loans by major risk classifications. The definition of impaired loans is not the same as the definition of nonaccrual loans, although the two categories overlap. The Company may choose to place a loan on nonaccrual status due to payment delinquency or uncertain collectibility, while not classifying the loan as impaired. Factors considered by management in determining impairment include payment status and collateral value. The amount of impairment for these types of impaired loans is determined by the difference between the present value of the expected cash flows related to the loan, using current interest rates and its recorded value, or, as a practical expedient in the case of collateralized loans, the difference between the fair value of the collateral and the recorded amount of the loans. When the loan balance becomes collateral dependent, impairment is measured based on the fair value of the collateral.

Mortgage loans on one-to four family properties and all consumer loans are large groups of smaller balance homogeneous loans and are measured for impairment collectively. Loans that experience insignificant payment delays, which are defined as less than 90 days, generally are not classified as impaired. Management determines the significance of payment delays on a case-by-case basis, taking into consideration all circumstances surrounding the loan and the borrower including the length of the delay, the borrower’s prior payment record and the amount of shortfall in relation to the principal and interest owed.

Allowance for loan losses

Management establishes the allowance for loan losses based upon its evaluation of the pertinent factors underlying the types and quality of loans in the portfolio. Commercial loans and commercial real estate loans are reviewed on a regular basis with a focus on larger loans along with loans which have experienced past payment or financial deficiencies. Larger commercial loans, multi-family, residential real estate construction and commercial real estate loans which are 60 days or more past due are selected for impairment testing. These loans are analyzed to determine if they are “impaired”, which means that it is probable that all amounts will not be collected according to the contractual terms of the loan agreement. All loans that are delinquent 90 days and are placed on nonaccrual status are classified on an individual basis. Residential loans 60 days past due, which are still accruing interest are classified as substandard as per the Company’s asset classification policy. The remaining loans are evaluated and classified as groups of loans with similar risk characteristics. The Company allocates allowances based on the factors described below, which conform to the Company’s asset classification policy. In reviewing risk within the Bank’s loan portfolio, management has determined there to be several different risk categories within the loan portfolio. The allowance for loan losses consists of amounts applicable to: (i) the commercial loan portfolio; (ii) the commercial real estate portfolio; (iii) the consumer loan portfolio; (iv) the residential real estate portfolio. Factors considered in this process included general loan terms, collateral and availability of historical data to support the analysis. Historical loss percentages for each risk category are calculated and used as the basis for calculating allowance allocations. Certain qualitative factors are then added to the historical loss percentages to get the adjusted factor to be applied to non classified loans. The following qualitative factors are analyzed:

•	Levels of and trends in delinquencies and nonaccruals

•	Trends in volume and terms

•	Changes in lending policies and procedures

•	Volatility of losses within each risk category

•	Loans and lending staff acquired through acquisition

•	Economic trends

•	Concentrations of credit

•	Experience depth and ability of management

The Company also maintains an unallocated allowance to account for any factors or conditions that may cause a potential loss but are not specifically addressed in the process described above. The Company analyzes its loan portfolio each quarter to determine the appropriateness of its allowance for loan losses.

The allowance for loan losses is maintained at a level believed to be adequate by management to absorb probable losses inherent in the portfolio and is based on the size and current risk characteristics of the loan portfolio, an assessment of individual problem loans and actual loss experience, current economic events in specific industries and other pertinent factors such as regulatory guidance and general economic conditions. Determination of the allowance is inherently subjective as it requires significant estimates, including the amounts and timing of expected future cash flows on impaired loans, estimated losses on pools of homogeneous loans based on historical loss experience and consideration of current economic trends, all of which may be susceptible to significant change. Loan losses are charged off against the allowance, while recoveries of amounts previously charged off are credited to the allowance. A provision for loan losses is charged to operations based on management’s periodic evaluation of the factors previously mentioned, as well as other pertinent factors. Evaluations are conducted quarterly, during which loans may be charged off upon reaching various stages of delinquency and depending upon the loan type.

Loan Charge-off Policies

Consumer loans are generally fully or partially charged down to the fair value of collateral securing the asset when the loan is 180 days past due for open-end loans or 120 days past due for closed-end loans unless the loan is well secured and in the process of collection. All other loans are generally charged down to the fair value when the loan is 90 days past due.

Troubled Debt Restructurings

In situations where, for economic or legal reasons related to a borrower’s financial difficulties, management may grant a concession for other than an insignificant period of time to the borrower that would not otherwise be considered, the related loan is classified as a TDR. Management strives to identify borrowers in financial difficulty early and work with them to modify to more affordable terms before their loan reaches nonaccrual status. These modified terms may include rate reductions, principal forgiveness, payment forbearance and other actions intended to minimize the economic loss and to avoid foreclosure or repossession of the collateral. In cases where borrowers are granted new terms that provide for a reduction of either interest or principal, management measures any impairment on the restructuring as noted above for impaired loans. In addition to the allowance for the pooled portfolios, management has developed a separate allowance for loans that are identified as impaired through a TDR. These loans are excluded from pooled loss forecasts and a separate reserve is provided under the accounting guidance for loan impairment. Consumer loans whose terms have been modified in a TDR are also individually analyzed for estimated impairment.

Real Estate Acquired Through Foreclosure

Real estate properties acquired through foreclosure are initially recorded at the lower of cost or fair value at the date of foreclosure, establishing a new cost basis. After foreclosure, management periodically performs valuations and the real estate is carried at the lower of cost or fair value less estimated costs to sell. Revenue and expenses from operations of the properties, gains and losses on sales and additions to the valuation allowance are included in operating results.

Federal Home Loan Bank Stock

The Bank is a member of the FHLB of Pittsburgh and as such, is required to maintain a minimum investment in FHLB stock that varies with the level of advances outstanding with the FHLB. The stock is bought from and sold to the FHLB based upon its $100 par value. The stock does not have a readily determinable fair value and as such is classified as restricted stock, carried at cost and evaluated for impairment when necessary. The stock’s value is determined by the ultimate recoverability of the par value rather than by recognizing temporary declines. The determination of whether the par value will ultimately be recovered is influenced by criteria such as the following: (a) the significance of the decline in net assets of the FHLB as compared to the capital stock amount and the length of time this situation has persisted (b) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance (c) the impact of legislative and regulatory changes on the customer base of the FHLB and (d) the liquidity position of the FHLB. There was no impairment of the FHLB stock at December 31, 2013 or 2012.

Premises and Equipment

Land is carried at cost. Premises, furniture and equipment and leasehold improvements are carried at cost less accumulated depreciation or amortization. Depreciation is calculated on a straight-line basis over the estimated useful lives of the related assets, which are twenty-five to fifty years for buildings and three to ten years for furniture and equipment. Amortization of leasehold improvements is computed using the straight-line method over the term of the related lease.

Goodwill and Intangible Assets

Goodwill totaled $41.6 million at December 31, 2013 and 2012, respectively. The Company evaluates goodwill for impairment. This impairment assessment is performed at least annually by assessing various qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The Company performed this assessment as of October 31, 2013 and concluded that the recorded value of goodwill was not impaired. Core deposit intangible was $118,000 and $288,000 at December 31, 2013 and 2012, respectively. The core deposit intangible asset is amortized on a sum of the year’s digit basis over the estimated useful life, generally up to ten years. Amortization of finite lived assets is expected to total $110,000 and $8,000 for the years 2014 and 2015, respectively.

Mortgage Servicing Assets

At December 31, 2013, the remaining balance and fair value of the servicing asset was $9,000, which is recorded in intangible assets. Servicing assets are amortized in proportion to and over the period of, estimated net servicing revenues. Impairment of servicing assets is based on fair value of those assets, estimated using discounted cash flows and prepayment assumptions for the market area of the servicing portfolio. For purposes of measuring impairment, the servicing asset is stratified based on interest rate. The amount of impairment recognized is the amount by which the capitalized servicing asset for a stratum exceeds the fair value of that stratum. During 2013 the Company recovered a portion of the impairment valuation of approximately $3,000. The remaining impairment valuation at December 31, 2013, 2012 and 2011 was $12,000, $15,000 and $24,000, respectively. The amortization taken on the servicing asset for the year ended December 31, 2013, 2012 and 2011 was $8,000, $10,000 and $14,000, respectively. The Company had total loans serviced for others of $4.3 million, $5.8 million and $10.2 million at December 31, 2013, 2012 and 2011, respectively.

Advertising Costs

Advertising costs are expensed as the costs are incurred. Advertising expenses amounted to $663,000, $613,000 and $612,000 for 2013, 2012 and 2011, respectively.

Income Taxes

Deferred tax assets and liabilities are reflected at currently enacted income tax rates applicable to the period in which the deferred tax assets or liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

Bank-Owned Life Insurance (BOLI)

The Company owns insurance on the lives of a certain group of key employees. The policies were purchased to help offset the increases in the costs of various fringe benefit plans including healthcare. The cash surrender value of these policies is included as an asset on the consolidated statements of financial condition and any increases in cash surrender value are recorded as noninterest income on the consolidated statements of operations. In the event of the death of an insured individual under these policies, the Company would receive a death benefit.

Financial Instruments

As part of its overall interest rate risk management activities, the Company utilizes derivative instruments to manage its exposure to various types of interest rate risk. Interest rate swaps and interest rate caps are the primary instruments the Company uses for interest rate risk management. Derivative instruments are recorded at fair value as either part of prepaid expenses and other assets or accrued expenses and other liabilities on the consolidated statements of financial condition. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative and the resulting designation. Derivatives used to hedge the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives used to hedge the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges.

The Company formally documents the relationship between the hedging instruments and hedged items, as well as the risk management objective and strategy, before undertaking an accounting hedge. To qualify for hedge accounting, the derivatives and related hedged items must be designated as a hedge at inception of the hedge relationship. For accounting hedge relationships, we formally assess, both at the inception of the hedge and on an ongoing basis, if the derivatives are highly effective in offsetting designated changes in the fair value or cash flows of the hedged item. If it is determined that the derivative instrument is not highly effective, hedge accounting is discontinued.

For derivatives designated as fair value hedges, changes in the fair value of the derivative and the hedged item related to the hedged risk are recognized in earnings. To the extent the change in fair value of the derivative does not offset the change in fair value of the hedged item, the difference or ineffectiveness is reflected in earnings in the same financial statement category as the hedged item.

For derivatives designated as cash flow hedges, the effective portion of changes in the fair value of the derivative is initially reported in AOCI and subsequently reclassified to earnings when the hedged transaction affects earnings and the ineffective portion of changes in the fair value of the derivative is recognized directly in earnings. The Company assesses the effectiveness of each hedging relationship by comparing the changes in fair value or cash flows of the derivative hedging instrument with the changes in fair value or cash flows of the designated hedged item or transaction. For derivatives not designated as hedges, changes in fair value are recognized in earnings.

At December 31, 2013, there were 22 interest rate cap contracts outstanding with notional amounts totaling $230.0 million. These derivative instruments are not hedged and therefore adjustments to fair value are recorded in current earnings.

During 2009, the Company entered into two interest rate swap contracts to manage its exposure to interest rate risk. These interest rate swap transactions involved the exchange of the Company’s interest payment on $35.0 million in junior subordinated notes which became floating rate notes in 2011 for a fixed rate interest payment without the exchange of the underlying principal amount. Entering into interest rate derivatives potentially exposes the Company to the risk of counterparties’ failure to fulfill their legal obligations including, but not limited to, potential amounts due or payable under each derivative contract. Notional principal amounts are often used to express the volume of these transactions, but the amounts potentially subject to credit risk are much smaller. Management utilizes the change in variable cash flows method to measure hedge ineffectiveness. To the extent that the cumulative change in anticipated cash flows from the hedging derivative offsets from 80% to 125% of the cumulative change in anticipated cash flows from the hedged exposure, the hedged is deemed effective. As of December 31, 2013, the interest rate swaps were deemed to be effective, therefore no amounts were charged to current earnings. The Company also does not expect to reclassify any hedge related amounts from AOCI to earnings over the next twelve months.

The fixed interest rate swap contracts outstanding at December 31, 2013 are being utilized to hedge $35.0 million in floating rate junior subordinated notes. The interest rate swaps are carried at fair value. Below is a summary of the interest rate swap contracts and the terms at December 31, 2013:

(Dollars in thousands)	Notional Amount	Effective Date	Pay Rate	Receive Rate (*)	Maturity Date	Unrealized Loss
Cash Flow Hedge	$20,000	2/10/2011	4.18%	0.28%	2/10/2018	$2,306
Cash Flow Hedge	15,000	2/10/2011	3.91%	0.28%	2/10/2018	1,563

	$35,000					$3,869

* Variable receive rate based upon contract rates in effect at December 31, 2013

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of the right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Stock-Based Compensation

The Company accounts for stock compensation based on the grant-date fair value of all share-based payment awards that are expected to vest, including employee share options to be recognized as employee compensation expense over the requisite service period.

During the years ended December 31, 2013, 2012 and 2011, the Company recorded $747,000, $575,000, and $377,000, respectively, in compensation expense and tax benefits of $296,000, $73,000 and $1,000, respectively, related to our share-based compensation awards. As of December 31, 2013, there was approximately $98,000 of unrecognized compensation cost, related to unvested share-based compensation awards granted in 2010, that is expected to be recognized over the next year. There was approximately $163,000 of unrecognized compensation cost related to unvested share-based compensation awards granted in 2011, that is expected to be recognized over the next two years. There was approximately $111,000 of unrecognized compensation cost related to unvested share-based compensation awards granted in 2012, that is expected to be recognized over the next year and $243,000 of unrecognized compensation cost related to unvested share-based compensation awards granted in 2012 that is expected to be recognized over the next three years. Finally, there was approximately $296,000 of unrecognized compensation cost related to unvested share-based compensation awards granted in 2013 that is expected to be recognized over the next two years and $420,000 of unrecognized compensation cost related to unvested share-based compensation awards granted in 2013 that is expected to be recognized over the next four years. The Company has recorded $45,000, $48,000 and $55,000 in excess tax benefits which have been classified as financing cash inflows for the years ended December 31, 2013, 2012 and 2011, respectively, in the Consolidated Statements of Cash Flows.

For purposes of computing results, the Company estimated the fair values of stock options using the Black-Scholes option-pricing model. The model requires the use of subjective assumptions that can materially affect fair value estimates. The fair value of each option is amortized into compensation expense on a straight line basis between the grant date for the option and each vesting date. The fair value of each stock option granted was estimated using the following weighted-average assumptions:

	2013	2012	2011
Assumptions
Volatility	39.45%	39.70%	39.52%
Interest Rates	1.62%	1.24%	1.58%
Dividend Yields	2.99%	3.17%	3.03%
Weighted Average Life ( in years)	5.5	7.0	7.0

The weighted average fair value of each stock option granted for 2013, 2012, and 2011 was $3.86, $3.04, and $3.28 , respectively. The total intrinsic value of options exercised during the years ended December 31, 2013, 2012 and 2011, was $361,000, $229,000 and $287,000, respectively. The total intrinsic value of in-the-money stock options was $3.7 million, $3.1 million, and $2.5 million at the year ended December 31, 2013, 2012 and 2011 respectively. The total intrinsic value of the exercisable stock options was $2.3 million, $2.0 million and $1.6 million at the year ended December 31, 2013, 2012 and 2011, respectively.

Net Income Per Share

The following table summarizes the Company’s net income per share for the years ended December 31, 2013, 2012, and 2011:

(Amounts in thousands, except per share data)
	2013	2012	2011
Net income	$15,344	$14,903	$14,910
Weighted-average common shares outstanding	17,386	17,215	17,326

Basic earnings per share	$0.88	$0.87	$0.86

Weighted-average common shares outstanding	17,386	17,215	17,326
Common stock equivalents due to effect of stock options	189	148	139

Total weighted-average common shares and equivalents	17,575	17,363	17,465

Diluted earnings per share	$0.87	$0.86	$0.85

The unallocated shares controlled by the ESOP of 200,569, 296,096 and 395,587 at December 31, 2013, 2012 and 2011, respectively, are not considered in the weighted average shares outstanding until the shares are committed for allocation to an employee’s individual account. Options to purchase 32,526 shares at $10.35 per diluted share expiring November 2020, 51,995 shares at $11.00 per diluted share expiring November 2021, 122,068 shares at $10.50 per diluted share expiring November 2022 and 191,192 shares at $13.36 per diluted share expiring November 2023 were outstanding at December 31, 2013, but were not included in the computation of diluted earnings per share because the options’ exercise price combined with its fair value was greater than the average market price of the common shares. All of the outstanding options were included in the computation of diluted earnings per share for 2012 and 2011 because the options’ exercise price combined with its fair value was less than the average market price of the common shares.

Reclassifications

Certain amounts in the 2012 financial statements have been reclassified to conform to the 2013 presentation format. These reclassifications had no effect on stockholders’ equity or net income.

Effect of Recent Accounting and Regulatory Pronouncements

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The standard requires that companies present either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. The new requirements will take effect for public companies in fiscal years, and interim periods within those years, beginning after December 15, 2012. The Company adopted this standard on January 1, 2013. The effect of adopting this standard increased our disclosure surrounding reclassification items out of accumulated other comprehensive income.

In February 2013, the FASB issued ASU 2013-04, Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date. The ASU requires the measurement of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement with its co-obligors as well as any additional amount that the entity expects to pay on behalf of its co-obligors. The new standard is effective retrospectively for fiscal years and interim periods within those years, beginning after December 15, 2013, and early adoption is permitted. This ASU is not expected to have a significant impact on the Company’s financial statements.

In April 2013, the FASB issued ASU 2013-07, Presentation of Financial Statements (Topic 205): Liquidation Basis of Accounting. The amendments in this Update are being issued to clarify when an entity should apply the liquidation basis of accounting. In addition, the guidance provides principles for the recognition and measurement of assets and liabilities and requirements for financial statements prepared using the liquidation basis of accounting. The amendments require an entity to prepare its financial statements using the liquidation basis of accounting when liquidation is imminent. Liquidation is imminent when the likelihood is remote that the entity will return from liquidation and either (a) a plan for liquidation is approved by the person or persons with the authority to make such a plan effective and the likelihood is remote that the execution of the plan will be blocked by other parties or (b) a plan for liquidation is being imposed by other forces (for example, involuntary bankruptcy). If a plan for liquidation was specified in the entity’s governing documents from the entity’s inception (for example, limited-life entities), the entity should apply the liquidation basis of accounting only if the approved plan for liquidation differs from the plan for liquidation that was specified at the entity’s inception. The amendments are effective for entities that determine liquidation is imminent during annual reporting periods beginning after December 15, 2013, and interim reporting periods therein. Entities should apply the requirements prospectively from the day that liquidation becomes imminent. Early adoption is permitted. Entities that use the liquidation basis of accounting as of the effective date in accordance with other Topics (for example, terminating employee benefit plans) are not required to apply the amendments. Instead, those entities should continue to apply the guidance in those other Topics until they have completed liquidation. This ASU is not expected to have a significant impact on the Company’s financial statements.

In June 2013, the FASB issued ASU 2013-08, Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The amendments in this Update affect the scope, measurement, and disclosure requirements for investment companies under U.S. GAAP. The amendments do all of the following: 1. Change the approach to the investment company assessment in Topic 946, clarify the characteristics of an investment company, and provide comprehensive guidance for assessing whether an entity is an investment Company. 2. Require an investment company to measure noncontrolling ownership interests in other investment companies at fair value rather than using the equity method of accounting. 3. Require the following additional disclosures: (a) the fact that the entity is an investment company and is applying the guidance in Topic 946, (b) information about changes, if any, in an entity’s status as an investment company, and (c) information about financial support provided or contractually required to be provided by an investment company to any of its investees. The amendments in this Update are effective for an entity’s interim and annual reporting periods in fiscal years that begin after December 15, 2013. Earlier application is prohibited. This ASU is not expected to have a significant impact on the Company’s financial statements.

In July 2013, the FASB issued ASU 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. This Update applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. An unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date. The amendments in this Update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. This ASU is not expected to have a significant impact on the Company’s financial statements.

In January 2014, FASB issued ASU 2014-01, Investments – Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Qualified Affordable Housing Projects. The amendments in this Update permit reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognizes the net investment performance in the income statement as a component of income tax expense (benefit). The amendments in this Update should be applied retrospectively to all periods presented. A reporting entity that uses the effective yield method to account for its investments in qualified affordable housing projects before the date of adoption may continue to apply the effective yield method for those preexisting investments. The amendments in this Update are effective for public business entities for annual periods and interim reporting periods within those annual periods, beginning after December 15, 2014. Early adoption is permitted. This ASU is not expected to have a significant impact on the Company’s financial statements.

In January 2014, the FASB issued ASU 2014-04, Receivables – Troubled Debt Restructurings by Creditors (Subtopic 310-40): Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure. The amendments in this Update clarify that an in substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either (1) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure or (2) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. Additionally, the amendments require interim and annual disclosure of both (1) the amount of foreclosed residential real estate property held by the creditor and (2) the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure according to local requirements of the applicable jurisdiction. The amendments in this Update are effective for public business entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2014. An entity can elect to adopt the amendments in this Update using either a modified retrospective transition method or a prospective transition method. This ASU is not expected to have a significant impact on the Company’s financial statements.